Exhibit 99.1

World Omni Auto Receivables Trust 2023-A
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	280,478,578.93	17,343
Yield Supplement Overcollateralization Amount 08/31/25	16,772,513.00	0
Receivables Balance 08/31/25	297,251,091.93	17,343
Principal Payments	14,465,379.50	642
Defaulted Receivables	396,934.52	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/25	15,572,320.39	0
Pool Balance at 09/30/25	266,816,457.52	16,685

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.29%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,116,806,264.43	45,522

Delinquent Receivables:
Past Due 31-60 days	6,420,725.94	260
Past Due 61-90 days	2,252,208.17	88
Past Due 91-120 days	328,798.49	15
Past Due 121+ days	0.00	0
Total	9,001,732.60	363

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Delinquency Trigger Occurred	NO

Recoveries	424,338.89
Aggregate Net Losses/(Gains) - September 2025	(27,404.37)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.11%
Prior Net Losses/(Gains) Ratio	0.32%
Second Prior Net Losses/(Gains) Ratio	-0.37%
Third Prior Net Losses/(Gains) Ratio	0.27%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.61%

Overcollateralization Target Amount	5,038,175.22
Actual Overcollateralization	5,038,175.22
Weighted Average Contract Rate	5.93%
Weighted Average Contract Rate, Yield Adjusted	10.04%
Weighted Average Remaining Term	35.65

Flow of Funds	$ Amount
Collections	16,391,033.67
Investment Earnings on Cash Accounts	18,934.58
Servicing Fee	(247,709.24)
Transfer to Collection Account	-
Available Funds	16,162,259.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	912,285.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	126,714.08
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	65,772.00
(7) Noteholders' Third Priority Principal Distributable Amount	8,623,946.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,038,175.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,395,365.73

Total Distributions of Available Funds	16,162,259.01

Servicing Fee	247,709.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	962,280,000.00
Original Class B	30,230,000.00
Original Class C	15,120,000.00

Total Class A, B, & C
Note Balance @ 09/15/25	275,440,403.71
Principal Paid	13,662,121.41
Note Balance @ 10/15/25	261,778,282.30

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2a
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2b
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	132,480,403.71
Principal Paid	13,662,121.41
Note Balance @ 10/15/25	118,818,282.30
Note Factor @ 10/15/25	42.4532951%

Class A-4
Note Balance @ 09/15/25	97,610,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	97,610,000.00
Note Factor @ 10/15/25	100.0000000%

Class B
Note Balance @ 09/15/25	30,230,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	30,230,000.00
Note Factor @ 10/15/25	100.0000000%

Class C
Note Balance @ 09/15/25	15,120,000.00
Principal Paid	0.00
Note Balance @ 10/15/25	15,120,000.00
Note Factor @ 10/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,104,771.87
Total Principal Paid	13,662,121.41
Total Paid	14,766,893.28

Class A-1
Coupon	4.86700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.18000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.37208%
Coupon	4.80208%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.83000%
Interest Paid	533,233.62
Principal Paid	13,662,121.41
Total Paid to A-3 Holders	14,195,355.03

Class A-4
Coupon	4.66000%
Interest Paid	379,052.17
Principal Paid	0.00
Total Paid to A-4 Holders	379,052.17

Class B
Coupon	5.03000%
Interest Paid	126,714.08
Principal Paid	0.00
Total Paid to B Holders	126,714.08

Class C
Coupon	5.22000%
Interest Paid	65,772.00
Principal Paid	0.00
Total Paid to C Holders	65,772.00
Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0964063
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5586688
Total Distribution Amount	14.6550751

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.9052223
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.8142111
Total A-3 Distribution Amount	50.7194334

A-4 Interest Distribution Amount	3.8833334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.8833334

B Interest Distribution Amount	4.1916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.1916666

C Interest Distribution Amount	4.3500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	631.23
Noteholders' Principal Distributable Amount	368.77

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	5,038,175.22
Investment Earnings	17,037.48
Investment Earnings Paid	(17,037.48)
Deposit/(Withdrawal)	-
Balance as of 10/15/25	5,038,175.22
Change	-

Required Reserve Amount	5,038,175.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,210,854.28	1,907,020.62	2,230,808.12
Number of Extensions	95	75	89
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.61%	0.68%